Operating Revenue by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue by Geographic Location
Revenue	$ 589,009	$ 468,101	$ 359,677
Australia-Asia
Operating Revenue by Geographic Location
Revenue	403,697	329,300	258,995
Europe
Operating Revenue by Geographic Location
Revenue	$ 185,312	$ 138,801	$ 100,682